CASH TRUST SERIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                               September 30, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

      RE:  CASH TRUST SERIES, INC. (the "Company")
                  Government Cash Series
                  Municipal Cash Series
                  Prime Cash Series
                  Treasury Cash Series
                        (collectively, the "Portfolios")
           1933 Act File No. 33-29838
           1940 Act File No. 811-5843


Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Company hereby certifies that the definitive forms of stand-alone prospectuses and statements of additional information of the above-referenced Portfolios dated September 30, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Company. This registration statement was electronically filed under Rule 485(b) as Post-effective Amendment No. 18 on September 28, 1998.


      If you have any questions regarding this certification, please call Amy Gotz at (412) 288-1940.

                                          Very truly yours,



                                          /s/ Nicholas J. Seitanakis
                                          Nicholas J. Seitanakis
                                          Assistant Secretary